Note 3 - Summary of Significant Accounting Policies (Details) - Weighted Average Shares In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Weighted Average Shares [Abstract]
Weighted average common shares outstanding - basic	31,351	31,217	31,112
Dilutive effect of stock options, warrants and unvested restricted stock outstanding	0	0	0
Weighted average common and common equivalent shares outstanding - fully diluted	31,351	31,217	31,112